SHARE-BASED PAYMENTS - Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	1 Months Ended					12 Months Ended
	Sep. 30, 2022 Share	Aug. 31, 2022 Share	Mar. 31, 2022 Share	Oct. 31, 2021 Share	Mar. 31, 2021 Share	Dec. 31, 2023 CAD ($) shares $ / shares	Dec. 31, 2022 CAD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised | Share	85,000	85,000	75,000	75,000	1,050,000
0-0.70 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance | shares						10,831,000	8,476,000
Granted | shares						550,000	2,645,000
Exercised | shares						0	245,000
Forfeiture | shares							(45,000)
Expired | shares						(25,000)	0
Closing balance | shares						11,356,000	10,831,000
Weighted average remaining contractual life (years)						2 years 14 days	2 years 11 months 19 days
Vested and exercisable | $						11,356,000	10,831,000
Unvested | $						0	0
Weighted average exercise price of share options outstanding opening balance						$ 0.59	$ 0.53
Weighted average exercise price of share options granted						0.5	0.64
Weighted average exercise price of share options exercised in share-based payment arrangement							0.7
Weighted average exercise price of share options expired						0.7
Weighted average exercise price of share options outstanding closing balance						0.58	0.59
Weighted average exercise price of share options vested and exercisable						0.53	0.51
0-0.70 [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price range						0	0
0-0.70 [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price range						$ 0.7	$ 0.7